Subsequent Events (Details Narrative) - Subsequent Event [Member]	Mar. 30, 2020 USD ($) shares	Mar. 12, 2020 USD ($) Integer shares
Purchase price of common stock weighted average price rate		90.00%
Trading days | Integer		5
Maximum [Member]
Resale of common stock shares | shares	725,000
Triton Funds LP [Member]
Purchase price of common stock weighted average price rate	10.00%
Number of common stock shares issued, value	$ 500,000
Common Stock Purchase Agreement [Member]
Aggregate price on purchase of common stock		$ 500,000
Number of stock issued during period donation of shares | shares		5,000
Agreement description		Pursuant to the terms of the Common Stock Purchase Agreement, the commitment period will commence upon the effective date of the Common Stock Purchase Agreement and will end on the earlier of (i) the date on which the Selling Stockholder has purchased Common Stock from us pursuant to the Common Stock Purchase Agreement ("Put Shares") equal to the Maximum Commitment Amount and (ii) December 31, 2020.
Common stock voting rights		0.0999
Common Stock Purchase Agreement [Member] | Triton Funds LP [Member] | Maximum [Member]
Aggregate price on purchase of common stock		$ 500,000